Accumulated Other Comprehensive Loss (“AOCL”) - Componenets of AOCL (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax Amount	$ (2,845)	$ (24,042)	$ (7,812)
Tax Effect	696	5,878	1,679
Net of Tax Amount	(2,149)	(18,164)	(6,133)
Unrealized losses on available for sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax Amount	(11,604)	(33,145)	(13,414)
Tax Effect	2,838	8,104	2,883
Net of Tax Amount	(8,766)	(25,041)	(10,531)
Unrealized gains on interest rate swaps designated as cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Tax Amount	8,759	9,103	5,602
Tax Effect	(2,142)	(2,226)	(1,204)
Net of Tax Amount	$ 6,617	$ 6,877	$ 4,398